Financial structure and financial costs - Net-debt-to-equity ratio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net-debt-to-equity ratio
Current borrowings	$ 13,306	$ 11,096	$ 13,920
Other current financial liabilities	478	245	327
Current financial assets	(3,654)	(3,393)	(4,548)
Net financial assets and liabilities held for sale or exchange	(15)		(140)
Non-current financial debt	40,129	41,340	43,067
Non-current financial assets	(680)	(679)	(908)
Cash and cash equivalents	(27,907)	(33,185)	(24,597)	$ (23,269)
Net financial debt	21,657	15,424	27,121
Shareholders' equity - Group share	115,640	111,556	98,680
Non-controlling interests	2,474	2,481	2,894
Adjusted shareholders' equity	$ 118,114	$ 114,037	$ 101,574
Net-debt-to-equity ratio (as a percent)	15.50%	11.90%	21.10%